Note 8. Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Tax benefit at U.S. statutory rate	$ 1,395,069	$ 3,378,227
Valuation allowance	(1,395,069)	(3,378,227)
	$ 0	$ 0